Financial gain (loss) - Disclosure of net financial income (loss) (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Financial Income (Loss) [Abstract]
Interest on Kreos 1 & 2 straight bond loans	€ (5,800)	€ (760)	€ (3,737)
Interest on convertible loan notes	(5,691)	(3,935)	(2,641)
Interest on conditional advances	(85)	(176)	(196)
Interest on royalty certificates	(794)	(8,942)	(356)
Interest on lease liabilities	(61)	(13)	(10)
Increase in derivatives fair value	(1,462)	(3,046)	0
Increase in other liabilities at fair value through profit and loss	(1,367)	0	0
Loss on derecognition of financial liabilities	0	(3,431)	0
Transaction costs	(1,615)	(1,924)	0
Foreign exchange losses	(51)	(5,573)	0
Other	(64)	(73)	(83)
Financial expenses	(16,991)	(27,875)	(7,022)
Interest income	8,246	2,418	0
Decrease/(increase) in derivatives fair value	1,413	1,006	9,366
Decrease/(increase) in other liabilities at fair value through profit and loss	0	3,198	1,446
Effect of unwinding the discount related to advances made to CROs	710	355	0
Day-one gain on recognition of financial liabilities	590	212	0
Gain on derecognition of financial liabilities	0	192	0
Foreign exchange gains	2,774	0	0
Other financial income	0	130	306
Financial income	13,732	7,511	11,118
Financial gain (loss)	€ (3,258)	€ (20,364)	€ 4,096